Equity Incentive Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans
11.	Equity Incentive Plans
In 2017, the Company adopted the 2017 Equity Incentive Plan (the “2017 Plan”).
On November 10, 2021, the 2017 Plan terminated and was replaced by the 2021 Plan (defined below), and future issuances of incentive instruments will be governed by that plan. To the extent that outstanding awards under the 2017 Plan are forfeited or lapse unexercised, the shares of common stock subject to such awards will no longer be available for future issuance.
In 2021, the Company adopted the 2021 Equity Incentive Plan (“2021 Plan”). Options granted under the 2021 Plan may be Incentive Stock Options or
Non-statutory
Stock Options, as determined at the time of grant by the Compensation Committee of the Company’s board of directors, who is responsible for administering the 2021 Plan. Stock Purchase Rights and Restricted Stock Units (“RSUs”) may also be granted under the 2021 Plan. The term shall be no more than ten years from the date of grant thereof. In the case of an Incentive Stock Option granted to an optionee who, at the time the option is granted, owns stock representing more than 10% of the voting power of all classes of stock of the Company or any Parent or Subsidiary, the term of the option shall be five years from the date of grant or such shorter term as may be provided in the option Agreement. To the extent outstanding awards under the 2021 Plan are forfeited or lapse unexercised, the shares of common stock subject to such awards will be available for future issuance under the 2021 Plan. The 2021 Plan provides that additional shares will automatically be added to the shares authorized for issuance under the 2021 Plan on January 1 of each year. The number of shares added each year will be equal to the lesser of: (i) 5.0% of the outstanding shares of the Company’s common stock on December 31st of the preceding calendar year or (ii) such number of shares determined by the board of directors, in its discretion. On January 1, 2022, 485,761 shares were automatically added to the number of shares authorized for issuance under 2021 Plan (an increase equal to 5% of the number of the outstanding shares of Company common stock as of December 31, 2021).
In the case of an Incentive Stock Option, (i) granted to an employee who, at the time of grant of such option, owns stock representing more than 10% of the voting power of all classes of stock of the Company or any Parent or Subsidiary, the exercise price shall be no less than 110% of the Fair Market Value per Share on the date of grant; (ii) granted to any other employee, the per share exercise price shall be no less than 100% of the Fair Market Value per Share on the date of grant. In the case of a
Non-statutory
Stock Option; (i) granted to an employee who, at the time of grant of such option, owns stock representing more than 10% of the voting power of all classes of stock of the Company or any Parent or Subsidiary, the exercise price shall be no less than 110% of the Fair Market Value per Share on the date of grant; (ii) granted to any other service provider, the per share exercise price shall be no less than 100% of the Fair Market Value per Share on the date of grant. Notwithstanding the foregoing, options may be granted with a per share exercise price other than as required above pursuant to a merger or other corporate transaction.
The options may include provisions permitting exercise of the option prior to full vesting. Any unvested shares upon termination shall be subject to repurchase by the Company at the original exercise price of the option.
As of June 30, 2022, there were 496,381 shares of common stock available for issuance under the 2021 Plan.
Stock options granted under the Company’s equity incentive plans generally vest over four years from the date of grant.
The following table summarizes the stock option award activity for the six months ended June 30, 2022:

	Outstanding	Exercisable
January 1, 2022	607,220	280,090
Granted	696,630	41,674
Canceled or expired	(18,750)	(18,750)
Exercised	—	—

June 30, 2022	1,285,100	303,014

The weighted-average exercise price as of June 30, 2022 for stock options outstanding and stock options exercisable was $1.97 and $0.68, respectively.
The following table summarizes the activity of the Company’s outstanding unvested restricted common stock awards issued to employees:

Number of Shares
January 1, 2022	100,781
Vested	(7,031)
Cancelled	(93,750)

June 30, 2022	—

Stock-Based Compensation
Total stock-based compensation recorded in the condensed statements of operations is allocated as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$30	$3	$50	$7
Sales and marketing	—	—	1	1
General and administrative	82	5	122	10

Total stock-based compensation	$112	$8	$173	$18

13.	Equity Incentive Plans
2021 Equity Incentive Plan
In 2021, the Company adopted the 2021 Equity Incentive Plan (the “2021 Plan”). As of December 31, 2021, there were 937,500 shares of common stock authorized and 707,250 shares available for issuance under the 2021 Plan. Options granted under the 2021 Plan may be Incentive Stock Options or
Non-statutory
Stock
Options, as determined by the Compensation Committee of the Company’s board of directors, who is responsible for administering the 2021 Plan, at the time of grant. Stock Purchase Rights may also be granted under the 2021 Plan. The term shall be no more than ten years from the date of grant thereof. In the case of an Incentive Stock Option granted to an optionee who, at the time the option is granted, owns stock representing more than 10% of the voting power of all classes of stock of the Company or any Parent or Subsidiary, the term of the option shall be five years from the date of grant or such shorter term as may be provided in the option Agreement. To the extent outstanding awards under the 2021 Plan are forfeited or lapse unexercised, the shares of common stock subject to such awards will be available for future issuance under the 2021 Plan. The 2021 Plan provides that additional shares will automatically be added to the shares authorized for issuance under the 2021 Plan on January 1 of each year. The number of shares added each year will be equal to the lesser of: (i) 5.0% of the outstanding on December 31st of the preceding calendar year or (ii) such number of shares determined by the board of directors, in its discretion.
In the case of an Incentive Stock Option, (i) granted to an employee who, at the time of grant of such option, owns stock representing more than 10% of the voting power of all classes of stock of the Company or any Parent or Subsidiary, the exercise price shall be no less than 110% of the Fair Market Value per Share on the date of grant; (ii) granted to any other employee, the per share exercise price shall be no less than 100% of the Fair Market Value per Share on the date of grant. In the case of a
Non-statutory
Stock Option, the per share exercise price shall be no less than 100% of the Fair Market Value per Share on the date of grant. Notwithstanding the foregoing, options may be granted with a per share exercise price other than as required above pursuant to a merger or other corporate transaction.
The options may include provisions permitting exercise of the option prior to full vesting. Any unvested shares so purchased shall be subject to repurchase by the Company at the original exercise price of the option.
2017 Equity Incentive Plan
In 2017, the Company adopted the 2017 Equity Incentive Plan (the “2017 Plan”). On November 10, 2021, the 2017 Plan was replaced by the 2021 Plan, and future issuances of incentive instruments will be governed by that plan. To the extent that outstanding awards under the 2017 Plan are forfeited or lapse unexercised, the shares of common stock subject to such awards will no longer be available for future issuance.
The following table summarizes the option activity for the years ended December 31, 2021 and 2020:

			Options Outstanding
	Shares Available For Grant	Number of Options	Weighted Average Exercise Price	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in 000s)
Balances, January 1, 2020	397,519	583,750	$0.15	$0.07	8.26	$496
Options granted	(246,448)	246,448	$1.01	$0.44
Options forfeited / cancelled	4,558	(4,558)	$1.00	$0.45
Options expired	1,692	(1,692)	$1.00	$0.45
Options exercised	—	(24,479)	$0.12	$0.06

Balances, December 31, 2020	157,321	799,469	$0.41	$0.18	7.88	$505
Shares reserved for issuance	937,500	—
Reserved shares cancelled	(182,842)	—
Options granted	(280,250)	280,250	$4.06	$1.95
Options forfeited / cancelled	25,784	(25,784)	$0.40	$0.18
Options expired	49,737	(49,737)	$0.71	$0.31
Options exercised	—	(396,979)	$0.15	$0.07

Balances, December 31, 2021	707,250	607,219	$2.23	$1.06	8.56	$1,163

At December 31, 2021
Vested and exercisable		280,090	$0.66	0.28	7.40	$902

The weighted-average grant date fair value per share of stock options granted in 2021 and 2020 was $1.95 and $0.44, respectively. The aggregate intrinsic value of options vested and exercisable as of December 31, 2021 is calculated based on the difference between the exercise price and the current fair value of our common stock. The intrinsic value of options exercised in 2021 and 2020 was $523 and $1, respectively.
The following table sets forth the status of the Company’s
non-vested
restricted common stock awards issued to employees:

	Number of Shares	Weighted- Average Grant-Date Fair Value Per Share
Non-vested as of January 1, 2020	119,792	$—
Vested	(119,792)	$—

Non-vested as of December 31, 2020	—	$—
Issuance of restricted common stock	112,500	$0.36
Vested	(11,719)	$0.36

Non-vested as of December 31, 2021	100,781	$0.36

The fair value of restricted stock awards vested during the years ended December 31, 2021 and 2020 was $17 and $0, respectively.
Stock-Based Compensation
Options generally vest over four years whereby 25% vest upon the first anniversary of the issuance date and 1/48th per month thereafter. Stock-based compensation expense recognized during the years ended December 31, 2021 and 2020 was $57 and $78, respectively. As of December 31, 2021, there were total unrecognized compensation costs of $690 related to share-based payment awards which is expected to be recognized over a weighted-average amortization period of 3.5 years.
The grant date fair market value of the shares of common stock underlying stock options has historically been determined by the Company’s Board of Directors. Because there has been no public market for the Company’s common stock, the Board of Directors exercises reasonable judgment and considers a number of objective and subjective factors to determine the best estimate of the fair market value, which include valuations performed by an independent third-party, important developments in the Company’s operations, sales of the Company’s convertible preferred stock, actual operating results, financial performance, the conditions in the life sciences industry, the economy in general, the stock price performance and volatility of comparable public companies, and the lack of liquidity of the Company’s common stock.
The Company estimated the fair value of share-based payment awards using the Black-Scholes options valuation model. The fair value of share-based payment awards is being amortized on a straight-line basis over the requisite service period of the awards. The fair value of share-based payment awards was estimated on the date of grant using the following assumptions:

	2021	2020
Expected life (in years)	5.50 – 6.08	5.00 - 6.05
Expected volatility	49.60% - 51.57%	46.39% - 52.10%
Risk-free interest rate	1.07% - 1.33%	0.22% - 1.42%
Dividend yield	0%	0%
Expected Term:
 The Company uses the simplified method to calculate expected term described in the Securities and Exchange Commission’s Staff Accounting Bulletin No. 107, which takes into account vesting term and expiration date of the options.

Volatility:
 Volatility is based on an average of the historical volatilities of comparable publicly traded companies for the expected term.
Risk Free Interest Rate:
 The risk-free rate is based on the U.S. Treasury yields in effect at the time of grant for periods corresponding with the expected term of the option.
Dividend Yield
: The Company has never declared or paid any cash dividends and does not plan to pay cash dividends in the foreseeable future, and therefore, used an expected dividend yield of zero in the valuation model.
No income tax benefits have been recognized relating to stock-based compensation expenses and no tax benefits have been realized from exercised stock options.
Total Stock-Based Compensation
Total stock-based compensation expense recorded related to share-based payment awards was allocated to research and development and general and administrative expense as follows:

	2021	2020
Cost of sales	$—	$2
Research and development	6	30
Sales and marketing	1	2
General and administrative	50	44

Total stock-based compensation	$57	$78